Income Taxes	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Taxes
(16)	Income Taxes

Allocation of Federal and state income tax benefit between current and deferred portions is as follows (in thousands):

	Current	Deferred	Total
Year Ended December 31, 2016:
Federal	$33	$119	$152
State	—	25	25

Total income tax expense	$33	$144	$177

Year Ended December 31, 2015:
Federal	$(731)	$(1,260)	$(1,991)
State	(107)	(223)	$(330)

Total income tax benefit	$(838)	$(1,483)	$(2,321)

The reasons for the differences between the statutory Federal income tax rate and the effective tax rate are as follows (dollars in thousands):

	Year Ended December 31,
	2016		2015
	Amount	%	Amount	%
Income taxes (benefit) at Federal statutory rate	$46	34.0%	$(1,547)	(34.0%)
Increase (decrease) in taxes resulting from:
State taxes, net of Federal tax benefit	17	12.7%	(218)	(4.8%)
Officer’s life insurance	(116)	(86.6%)	(747)	(16.4%)
Merger Costs	159	118.7%	118	2.6%
Other, net	71	53.3%	73	1.6%

Total	$177	132.1%	$(2,321)	(51.0%)

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are presented below (in thousands):

	At December 31,
	2016	2015
Deferred tax assets:
Allowance for loan losses	$727	$879
Net operating loss carryforwards	3,566	4,029
Deferred compensation	868	858
Deferred loan fees	49	111
Alternative minimum tax credits	257	224
Accrued interest income	188	143
Fair Market Value adjustments	50	—
Unrealized loss on Securities AFS	625	66
Other	397	247

Deferred tax assets	6,727	6,557

Deferred tax liabilities:
Premises and equipment	(67)	(18)
Fair Market Value adjustments	—	(113)

Deferred tax liabilities	(67)	(131)

Net deferred tax asset	$6,660	$6,426

At December 31, 2016, the Company has net operating loss carryforwards of approximately $9.2 million available to offset future taxable income. These carryforwards will begin to expire as follows:

Year	Amount
2034	$3,687
2035	5,542

$9,229

The Company performs periodic evaluations on the deferred tax asset to determine if a valuation allowance is necessary. The analysis weighs positive evidence against negative evidence to determine if it is more likely than not to recognize the future benefit of the deferred tax asset. The Company’s analysis includes internal forecasts that demonstrate the Company’s ability to fully utilize the deferred tax asset prior to the expiration of the related net operating loss periods discussed above. The Company’s internal forecasts include growth assumptions relating to loans, noninterest income and noninterest expense, as well as estimating loan losses and other nonrecurring items. Management determined that a valuation allowance against the deferred tax asset was not necessary at December 31, 2016 or 2015.

The Company files income tax returns in the U.S. federal jurisdiction and the State of Florida. The Company is no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years before 2013.